Related Party Transactions - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Research and development expense	$ 20,228	$ 10,157
Sales and Marketing	3,233	486
General and administrative	13,737	3,547
Assets
Prepaid expenses and other current assets	612	1,013
Operating lease right-of-use assets	4,032	4,296
Other noncurrent assets	1,845	2,365
Liabilities
Current operating lease liabilities	568	495
Unearned revenue	2,821	0
Non-current operating lease liabilities	3,643	3,776
UMD and Duke [Member]
Related Party Transaction [Line Items]
Revenue	1,179
Cost of Revenue	35
Research and development expense	1,949	247
Sales and Marketing	8
General and administrative	218	35
Assets
Prepaid expenses and other current assets	612	1,013
Operating lease right-of-use assets	4,032	4,296
Other noncurrent assets	1,845	2,365
Liabilities
Accounts payable	54	5
Current operating lease liabilities	568	495
Unearned revenue	2,821
Non-current operating lease liabilities	$ 3,643	$ 3,776